Annual Operating Expenses - FidelityMSCISectorIndexETFs-ComboPRO - FidelityMSCISectorIndexETFs-ComboPRO - Fidelity MSCI Information Technology Index ETF - Fidelity MSCI Information Technology Index ETF
Nov. 29, 2024
Operating Expenses:
Management fee	0.084%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.084%